Consolidated Balance Sheets (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party	$ 2,240,487	$ 2,532,690	$ 436,011
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares outstanding	6,351,354	6,351,354	5,804,254
Common stock, shares issued	6,351,354	6,351,354	5,804,254
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	3,098,971	0
Preferred stock, shares outstanding	3,098,971	0
Related Party [Member]
Related Party Transaction [Line Items]
Related party	$ 582,432	$ 686,476